Borrowings And Lease Liabilities - Summary of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 375,492	R$ 382,078			R$ 469,609
Lease liabilities	268,947	255,406	R$ 143,466	R$ 148,494	148,494
Total borrowings and lease liabilities	644,439	637,484			469,609
Borrowings and Lease Liabilities Current	405,498	116,450			114,489
Borrowings and Lease Liabilities Noncurrent	238,941	521,034			355,120
Related parties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 42,124	R$ 52,668			94,921
Related parties [member] | Bank Borrowings Domestic [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	113.00%	113.00%
Maturity	March 2021	March 2021
Borrowings	R$ 42,124	R$ 52,668			94,921
Third parties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 333,368	R$ 329,410			374,688
Third parties [member] | Bank Borrowings Domestic [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		111.00%
Maturity		July 2019
Borrowings					44,352
Third parties [member] | Financial Institution Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.774%	774.00%
Maturity	April 2023	April 2023
Borrowings	R$ 333,368	R$ 329,410			R$ 330,336